OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign currency translation
Unrealized foreign currency translation (losses) gains in respect of foreign operations	$ (1,233)	$ (467)	$ 87
Reclassification of realized foreign currency translation gains to net income on disposition of foreign operations	189	27	0
Gains (losses) on hedges of net investments in foreign operations	539	163	650
Foreign currency translation	(505)	(277)	737
Cash flow hedges
Gains on derivatives designated as cash flow hedges, net of income tax expense (benefit) of $(9) million (2021 - $(12) million; 2020 - $4 million)	49	95	116
Cash flow hedges	49	95	116
Equity accounted investments
Share of unrealized foreign currency translations (losses) gains in respect of foreign operations	(1)	(2)	4
Share of gains (losses) on derivatives designated as cash flow hedges	129	56	(62)
Equity accounted investments	128	54	(58)
Items that will not be reclassified to net income:
Unrealized (losses) gains on securities - FVTOCI, net of income tax (expense) benefit of $(2) million (2021 - $(59) million; 2020 - $11 million)	(26)	(33)	17
Share of revaluation surplus (losses) on equity accounted investments	113	354	(206)
Net remeasurement gains (losses) on defined benefit plan	1	0	(1)
Revaluation surplus (loss), net of income tax (expense) benefit of $(72) million (2021 –$(120) million; 2020 – $49 million)	655	811	(191)
Items that will not be reclassified to net income:	743	1,132	(381)
Total other comprehensive income	$ 415	$ 1,004	$ 414